Derivative Financial Instruments (Details) - Schedule of interest rate derivatives - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Derivative Financial Instruments (Details) - Schedule of interest rate derivatives [Line Items]
Total derivative financial instruments	$ 9,306,741	$ 5,422,917	$ 1,518,249	$ 1,190,073
Interest Rate Swaps [Member]
Derivative Financial Instruments (Details) - Schedule of interest rate derivatives [Line Items]
Total derivative financial instruments			$ 1,518,249	$ 1,190,073